Related Parties and Party-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Party-in-Interest	RELATED PARTIES AND PARTIES – IN – INTEREST

FirstCash Holdings, Inc. common stock and notes receivable from participants are considered parties-in-interest to the Plan. The investment in FirstCash Holdings, Inc. common stock was $28,724,914 and $20,187,108 at December 31, 2025 and 2024, respectively, and appreciated in value by $10,848,777 and depreciated by $915,924 during 2025 and 2024, respectively. The balance of notes receivable from participants was $11,787,160 and $10,292,186 at December 31, 2025 and 2024, respectively, and interest income on notes receivable from participants was $923,528 and $712,853 during 2025 and 2024, respectively. The investment in FirstCash Holdings, Inc. common stock and notes receivable from participants are exempt from the prohibited transaction rules.

The Trustee of the Plan is a party-in-interest as defined by ERISA. The Trustee invests certain Plan assets in mutual funds and a money market fund managed by the Trustee or its affiliates, and such transactions qualify as party-in-interest transactions, which are exempt from the prohibited transaction rules. The Plan paid certain expenses related to Plan operations and investment activity to various service providers. These transactions are party-in-interest transactions under ERISA.